Share-based Awards (Tables)	9 Months Ended
Sep. 30, 2017
Summary of Stock Option Activity
The following table summarizes option activity for the nine months ended September 30, 2017:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2016	1,466,444	$43.45	$13.94
Granted	219,113	$85.98	$25.06
Exercised	(321,685)	$24.19	$9.19
Forfeited	(49,579)	$53.65	$16.58

Outstanding at September 30, 2017	1,314,293	$54.87	$16.86	4.97

Exercisable at September 30, 2017	612,869	$39.86	$13.25	3.71

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2017:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non-vested outstanding at December 31, 2016	814,870	$54.37	$16.55

Granted	219,113	$85.98	$25.06
Vested	(290,600)	$44.61	$14.40
Forfeited	(41,959)	$59.31	$17.87

Non-vested outstanding at September 30, 2017	701,424	$67.99	$20.02

Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Nine Months Ended
	September 30,	September 30,
	2017	2016

Weighted average fair value	$25.06	$20.10
Assumptions:
Expected volatility	29%	30%
Dividend yield	0%	0%
Risk-free interest rate	1.93%	1.39%
Expected life	5 years	5 years

RSU and PSU Activity
The following table summarizes RSU and PSU activity for the nine months ended September 30, 2017:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2016	830,523	$60.73	1.11	1,025,484	$58.64	1.40

Granted	87,794	$84.10		183,301	$88.63
Shares vested	(320,640)	$46.63		(353,243)	$44.89
Forfeited	(60,056)	$66.67		(110,354)	$62.91

Outstanding at September 30, 2017	537,621	$72.05	1.18	745,188	$71.90	1.50

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the three and nine months ended September 30, 2017 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016
	(In thousands)		(In thousands)
Direct costs	$4,551	$5,755	$14,855	$16,830
Selling, general and administrative	3,709	4,690	12,106	14,305

	$8,260	$10,445	$26,961	$31,135